Discontinued operations - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Profit (loss) from discontinued operations	$ 22	$ (8,377)	$ 35,122
Comprehensive income (loss) from continuing operations, attributable to owners of parent	$ (46,807)	$ (52,735)	$ (230,419)